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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or quarter Ended: December 31, 2008

Check here if Amendment           [ ] Amendment Number:
This amendment (Check only one.)  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    President and Fellows of Harvard College
Address: 600 Atlantic Avenue
         Boston, MA 02210

13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name: Kathryn I. Murtagh
Title: Managing Director - Chief Compliance Officer
Phone: (617) 523-4400
Signature, Place, and Date of signing:
/s/ Kathryn Murtagh, Boston MA, February 6, 2009

Report Type (Check only one.):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

List of other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:              0
Form 13F Information Table Entry Total:        71
Form 13F Information Table Value Total:   571,332

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FORM 13F INFORMATION TABLE

NAME                       TITLE OF             VALUE        SHARES/  SH/  PUT/  INVSTMT   OTHER
OF ISSUER                  CLASS     CUSIP      (X$1000)     PRN AMT  PRN  CALL  DISCRETN  MNGRS        SOLE  SHARE  NONE
---------                  --------  -----      --------     -------  ---  ----  --------  -----        ----  -----  ----
ADVANCED TECHNOLOGY ACQUI  COM       007556103     3,745     500,000             SOLE               3,745.00      0     0
AFFILIATED MANAGERS GROUP  COM       008252108     1,040      24,800             SOLE               1,040.00      0     0
AIG 8.5% 8/1/2011          COM       026874115     1,215     150,000             SOLE               1,215.00      0     0
ALPHA SECURITY GROUP CORP  COM       02078A100     4,188     436,300             SOLE               4,188.00      0     0
ANR C110 1/17/09           CALL      02076X902         2         300       CALL  SOLE                   2.00      0     0
ANTIGENICS 5.25% 2/1/25    1008_COR  037032AC3       270   1,500,000             SOLE                 270.00      0     0
AU OPTRONICS CORP-ADR      ADR       002255107        50       6,479             SOLE                  50.00      0     0
BLDRS EMERGING MARKETS 50  COM       09348R300        80       3,000             SOLE                  80.00      0     0
BLOCKBUSTER INC CL B       COM       093679207     3,619   5,567,100             SOLE               3,619.00      0     0
BOISE INC                  COM       09746Y105       658   1,530,421             SOLE                 658.00      0     0
C C45 1/17/09              CALL      172967901         1         750       CALL  SOLE                   1.00      0     0
C C50 1/17/09              CALL      172967901         2       1,599       CALL  SOLE                   2.00      0     0
CALIPER LIFE SCIENCES INC  COM       130872104     1,426   1,470,504             SOLE               1,426.00      0     0
CENTEX CORP                COM       152312104        50       4,700             SOLE                  50.00      0     0
CHINA HOLDINGS ACQUISITIO  COM       16942N106     2,640     300,000             SOLE               2,640.00      0     0
CHUNGWA TELECOM CO ADR     ADR       17133Q304         2         124             SOLE                   2.00      0     0
COHEN AND STEERS REIT UTI  REIT      19247Y108       439      69,050             SOLE                 439.00      0     0
COLUMBUS ACQUISITION CORP  COM       198851107     4,370     575,000             SOLE               4,370.00      0     0
CONSUMER STAPLES SPDR IND  COM       81369Y308       477      20,000             SOLE                 477.00      0     0
CRAWFORD & COMPANY - CL A  COM       224633206     3,551     526,900             SOLE               3,551.00      0     0
DBD C45 1/17/09            CALL      253651903         5         310       CALL  SOLE                   5.00      0     0
DWS GLOBAL COMMODITIES     COM       23338Y100       619     113,290             SOLE                 619.00      0     0
ENERGY SELECT SECTOR SPDR  COM       81369Y506       503      10,523             SOLE                 503.00      0     0
ENERGY TRANSFER EQUITY LP  COM       29273V100     3,085     187,756             SOLE               3,085.00      0     0
ENTERPRISE AQUISITION COR  COM       29365R108     2,195     239,400             SOLE               2,195.00      0     0
FORD 4.25% 12/15/36        1008_COR  345370CF5     1,288   5,000,000             SOLE               1,288.00      0     0
FORESTAR REAL ESTATE GROU  COM       346233109        14       1,460             SOLE                  14.00      0     0
GENCORP INC                COM       368682100     2,655     721,569             SOLE               2,655.00      0     0
GSC AQUISITION CO          COM       40053G106     3,572     380,025             SOLE               3,572.00      0     0
GUARANTY FINANCIAL GROUP   COM       40108N106         4       1,460             SOLE                   4.00      0     0
GW C7.5 1/16/10            CALL      397888908         3         302       CALL  SOLE                   3.00      0     0
HECKMAN CORP               COM       422680108     3,420     605,293             SOLE               3,420.00      0     0
HECLA 6.5% PFD 1/1/11      COM       422704304       792      28,214             SOLE                 792.00      0     0
IDEATION ACQUISITION CORP  COM       451665103     2,237     310,200             SOLE               2,237.00      0     0
IPATH MSCI INDIA INDEX ET  COM       06739F291    12,755     404,007             SOLE              12,755.00      0     0
ISHARES FTSE/XINHUA CHINA  COM       464287184    58,159   2,027,142             SOLE              58,159.00      0     0
ISHARES MEXICO INDEX SERI  COM       464286822    18,465     570,775             SOLE              18,465.00      0     0
ISHARES MSCI AUSTRALIA     COM       464286103         2         176             SOLE                   2.00      0     0
ISHARES MSCI BRAZIL        COM       464286400    57,502   1,666,713             SOLE              57,502.00      0     0
ISHARES MSCI EMERGING MKT  COM       464287234   224,677   9,005,174             SOLE             224,677.00      0     0
ISHARES MSCI FRANCE INDEX  COM       464286707        13         623             SOLE                  13.00      0     0
ISHARES MSCI ISRAEL INDEX  COM       464286632       406      13,400             SOLE                 406.00      0     0
ISHARES MSCI JAPAN INDEX   COM       464286848         9         928             SOLE                   9.00      0     0
ISHARES MSCI MALAYSIA (FR  COM       464286830     1,147     157,170             SOLE               1,147.00      0     0
ISHARES MSCI SOUTH AFRICA  COM       464286780    31,462     831,870             SOLE              31,462.00      0     0
ISHARES MSCI TAIWAN        COM       464286731     1,794     237,937             SOLE               1,794.00      0     0
ISHARES MSCI THAILAND FD   COM       464286624       327      13,800             SOLE                 327.00      0     0
ISHARES MSCI TURKEY INDEX  COM       464286715       189       7,200             SOLE                 189.00      0     0
ISHARES MSCI UK            COM       464286699    13,921   1,136,412             SOLE              13,921.00      0     0
KEYCORP 7.75% 12/31/49     COM       493267405    10,668     150,000             SOLE              10,668.00      0     0
MARKET VECTORS RUSSIA ETF  COM       57060U506    11,442     882,901             SOLE              11,442.00      0     0
MBF HEALTHCARE ACQUISITIO  COM       552650103        10       1,220             SOLE                  10.00      0     0
MEADWESTVACO CORP          COM       583334107        85       7,600             SOLE                  85.00      0     0
MYLAN 6.5% 11/15/10        COM       628530206     9,705      15,000             SOLE               9,705.00      0     0
OCEANAUT INC               COM       675227102     7,880   1,000,000             SOLE               7,880.00      0     0
PHILIPINE LONG DISTANCE    ADR       718252604        95       2,015             SOLE                  95.00      0     0
PIMCO NEW YORK MUNI III F  COM       72201E105       368      60,500             SOLE                 368.00      0     0
PIMCO NEW YORK MUNI INC F  COM       72200T103        44       6,409             SOLE                  44.00      0     0
SILICONWARE PRECISION ADR  ADR       827084864        24       5,450             SOLE                  24.00      0     0
SOUTHERN COPPER CORP       COM       84265V105     2,900     180,600             SOLE               2,900.00      0     0
STONELEIGH PARTNERS ACQUI  COM       861923100    20,223   2,626,300             SOLE              20,223.00      0     0
STREAM GLOBAL SERVICES IN  COM       86323M100         0          99             SOLE                    .00      0     0
TECTONA CALL OPTION        CALL      999136906         0           1       CALL  SOLE                    .00      0     0
TEMPLE INLAND INC          COM       879868107        21       4,400             SOLE                  21.00      0     0
TURKCELL ILETISIM HIZMET   ADR       900111204       795      54,500             SOLE                 795.00      0     0
USB US3ML-146 12/11/35     1008_COR  902973AM8    18,272  20,000,000             SOLE              18,272.00      0     0
VANGUARD EMERG MARKET VIP  COM       922042858       413      17,583             SOLE                 413.00      0     0
VIMPEL COMMUNICATIONS      ADR       68370R109     2,182     304,700             SOLE               2,182.00      0     0
WA-CLAY US INFL-LKD OPP&I  COM       95766R104    11,434   1,089,983             SOLE              11,434.00      0     0
WEN C30 1/17/09            CALL      950590909         2         176       CALL  SOLE                   2.00      0     0
WISDOMTREE INDIA EARNINGS  COM       97717W422       101       9,117             SOLE                 101.00      0     0

                                   Grand Total   571,332